Commission income (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income [abstract]
Disclosure of details of fee and commission income
The detail of fee and commission income is as follows:

EUR million
	2024	2023	2022
Coming from collection and payment services
Bills	220	232	245
Demand accounts	1,504	1,457	1,526
Cards	4,207	4,278	4,012
Orders	704	698	625
Cheques and other	138	128	172
	6,773	6,793	6,580
Coming from non-banking financial products
Investment funds	1,462	1,092	1,017
Pension funds	194	178	167
Insurance	2,923	2,715	2,743
	4,579	3,985	3,927
Coming from Securities services
Securities underwriting and placement	598	511	438
Securities trading	472	348	339
Administration and custody	370	354	321
Asset management	254	341	446
	1,694	1,554	1,544
Other
Foreign exchange	907	846	822
Financial guarantees	562	486	433
Commitment fees	542	549	506
Other fees and commissions	2,545	2,108	2,055
	4,556	3,989	3,816
	17,602	16,321	15,867